Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about property, plant and equipment [Line Items]
At the beginning of the financial year	$ 80,497	$ 83,975
Additions	6,644	5,312
Depreciation for the year	(7,745)	(7,736)
Impairments, net of reversals	(838)	(160)
Disposals	(79)	(261)
Transferred to assets held for sale	(10,672)
Exchange variations taken to reserve	1	(1)
Transfers and other movements	(626)	(438)
At the end of the financial year	67,182	80,497
Divestment and demerger of subsidiaries and operations		(194)
Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At the beginning of the financial year	157,666
At the end of the financial year	126,728	157,666
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At the beginning of the financial year	(77,169)
At the end of the financial year	(59,546)	(77,169)
Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At the beginning of the financial year	8,547	9,005
Additions	(20)
Depreciation for the year	(548)	(552)
Impairments, net of reversals	(9)	(8)
Disposals	(7)	(27)
Transferred to assets held for sale	(21)
Transfers and other movements	210	176
At the end of the financial year	8,152	8,547
Divestment and demerger of subsidiaries and operations		(47)
Land and buildings [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At the beginning of the financial year	12,387
At the end of the financial year	12,525	12,387
Land and buildings [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At the beginning of the financial year	(3,840)
At the end of the financial year	(4,373)	(3,840)
Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At the beginning of the financial year	49,427	47,766
Additions	110	809
Depreciation for the year	(6,467)	(6,419)
Impairments, net of reversals	(507)	(83)
Disposals	(26)	(56)
Transferred to assets held for sale	(4,426)
Exchange variations taken to reserve	1
Transfers and other movements	2,773	7,515
At the end of the financial year	40,885	49,427
Divestment and demerger of subsidiaries and operations		(105)
Plant and equipment [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At the beginning of the financial year	106,332
At the end of the financial year	91,037	106,332
Plant and equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At the beginning of the financial year	(56,905)
At the end of the financial year	(50,152)	(56,905)
Other mineral assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At the beginning of the financial year	15,557	15,942
Additions	873	416
Depreciation for the year	(730)	(765)
Impairments, net of reversals	(260)
Disposals	(36)	(25)
Transferred to assets held for sale	(5,563)
Exchange variations taken to reserve		(1)
Transfers and other movements	(867)	(10)
At the end of the financial year	8,974	15,557
Other mineral assets [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At the beginning of the financial year	31,196
At the end of the financial year	13,212	31,196
Other mineral assets [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At the beginning of the financial year	(15,639)
At the end of the financial year	(4,238)	(15,639)
Assets under construction [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At the beginning of the financial year	5,536	9,561
Additions	5,423	3,773
Disposals	(1)	(1)
Transferred to assets held for sale	(662)
Transfers and other movements	(2,742)	(7,755)
At the end of the financial year	7,554	5,536
Divestment and demerger of subsidiaries and operations		(42)
Assets under construction [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At the beginning of the financial year	5,538
At the end of the financial year	7,554	5,538
Assets under construction [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At the beginning of the financial year	(2)
At the end of the financial year		(2)
Exploration and evaluation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At the beginning of the financial year	1,430	1,701
Additions	258	314
Impairments, net of reversals	(62)	(69)
Disposals	(9)	(152)
Transfers and other movements		(364)
At the end of the financial year	1,617	1,430
Exploration and evaluation [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At the beginning of the financial year	2,213
At the end of the financial year	2,400	2,213
Exploration and evaluation [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At the beginning of the financial year	(783)
At the end of the financial year	$ (783)	$ (783)